FIRSTAR STELLAR FUNDS
                                  (THE "TRUST")

                         SUPPLEMENT DATED AUGUST 1, 2000
                      TO PROSPECTUSES DATED MARCH 31, 2000

         On June 7, the Board of Trustees of the Trust met to conditionally approve an Agreement and Plan of Reorganization between the Trust and Firstar Funds, Inc. ("Firstar Funds"). On July 12, 2000, the Board of Trustees of the Trust met to have further discussions concerning the proposed Agreement and Plan of Reorganization. The Board of Trustees of the Trust gave final approval of the Agreement and Plan of Reorganization at a meeting held on July 20, 2000. The Agreement and Plan of Reorganization, which provides for the reorganization of the Trust into Firstar Funds, will also be submitted to a vote of the shareholders of the Trust at a meeting to be held on or about November 8, 2000. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar portfolios in Firstar Funds, and the shareholders of the Trust's portfolios will become shareholders of Firstar Funds. A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreement and Plan of Reorganization is approved by shareholders, it is expected that the reorganization will occur in mid to late November 2000.

         It is proposed that each portfolio of the Trust (individually, a "Firstar Stellar Fund") would reorganize into the corresponding Firstar Funds portfolio indicated below:

------------------------------------------------- ----------------------------------------------------
FIRSTAR STELLAR FUND                              CORRESPONDING FIRSTAR FUND
------------------------------------------------- ----------------------------------------------------
Treasury Fund*                                     U.S. Treasury Money Market Fund
------------------------------------------------- ----------------------------------------------------
Tax-Free Money Market Fund                         Tax-Exempt Money Market Fund
------------------------------------------------- ----------------------------------------------------
Ohio Tax-Free Money Market Fund*                   Ohio Tax-Free Money Market Fund
------------------------------------------------- ----------------------------------------------------
Strategic Income Fund*                             Strategic Income Fund
------------------------------------------------- ----------------------------------------------------
U.S. Government Income Fund                        U.S. Government Securities Fund
------------------------------------------------- ----------------------------------------------------
Insured Tax-Free Bond Fund                         National Municipal Bond Fund
------------------------------------------------- ----------------------------------------------------
Growth Equity Fund*                                Large Cap Growth Fund
------------------------------------------------- ----------------------------------------------------
Relative Value Fund*                               Relative Value Fund
------------------------------------------------- ----------------------------------------------------
Science & Technology Fund*                         Science & Technology Fund
------------------------------------------------- ----------------------------------------------------
Stellar Fund                                       Balanced Income Fund
------------------------------------------------- ----------------------------------------------------
Capital Appreciation Fund                          MidCap Index Fund
------------------------------------------------- ----------------------------------------------------
International Equity Fund*                         Global Equity Fund
------------------------------------------------- ----------------------------------------------------

         * The investment policies of the Stellar portfolio are expected to continue following the proposed reorganization.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.